Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Devaluation (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. dollars [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	16.00%	13.00%	14.00%
Decrease in exchange rate	16.00%	11.00%	14.00%
Effect on profit before tax, decrease	₽ (6,420)	₽ (5,860)	₽ (7,672)
Effect on profit before tax, increase	₽ 6,420	₽ 4,958	₽ 7,672
Euro [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	16.00%	13.00%	14.00%
Decrease in exchange rate	16.00%	11.00%	14.00%
Effect on profit before tax, decrease	₽ (18,420)	₽ (11,540)	₽ (14,098)
Effect on profit before tax, increase	₽ 18,420	₽ 9,765	₽ 14,098